Financial risk management objectives and policies - Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 541,022	$ 513,884
Liabilities at amortized cost | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	139,831	151,229
Liabilities at amortized cost | Related party payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,727	11,467
Liabilities at amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	391,830	343,932
Liabilities at amortized cost | Derivative financial instruments-economic hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Liabilities at amortized cost | Derivative credit support receipts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	304	7,142
Liabilities at amortized cost | Other noncurrent liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	330	114
Liabilities at FVPL
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,432	10,512
Liabilities at FVPL | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Liabilities at FVPL | Related party payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Liabilities at FVPL | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Liabilities at FVPL | Derivative financial instruments-economic hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,432	10,512
Liabilities at FVPL | Derivative credit support receipts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Liabilities at FVPL | Other noncurrent liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 0	$ 0